Subsequent events (Details) - USD ($) $ / shares in Units, $ in Thousands				2 Months Ended
	Nov. 16, 2020	Nov. 13, 2020	Oct. 23, 2020	Nov. 17, 2020	May 28, 2019	Jan. 29, 2018	Aug. 31, 2014
Revolving credit facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 85,000	$ 85,000	$ 85,000
Subsequent Event [Member] | Revolving credit facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 85,000
Proceeds from Lines of Credit			$ 10,650
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3,700
Partners' Capital Account, Units, Sale of Units				32,951
Average Gross Sales Price Per Share				$ 24.12
Sales Commissions				$ 800
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15,100